EXHIBIT 99.2

John Deere Owner Trust 2006
Statement to Certificateholders

$183,500,000	Class A-1 5.36417% Asset Backed Notes due July 13, 2007
$123,000,000	Class A-2 5.41% Asset Backed Notes due November 17, 2008
$272,000,000	Class A-3 5.38% Asset Backed Notes due July 15, 2010
$211,970,000	Class A-4 5.39% Asset Backed Notes due June 17, 2013
$12,040,248	Asset Backed Certificates

Payment Date:				15-Jun-07

(1)	Amount of principal being paid or distributed:

		(a)	Class A-1 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(b)	Class A-2 Notes:	$19,788,237.11
			per $1,000 original principal amount:	$160.88

		(c)	Class A-3 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(d)	Class A-4 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(e)	Certificates:	$0.00
			per $1,000 original principal amount:	$0.00

		(f)	Total:	$19,788,237.11

(2)	(a)	Amount of interest being paid or distributed:

			(i) Class A-1 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

			(ii) Class A-2 Notes:	$193,376.22
			per $1,000 original principal amount:	$1.57

			(iii) Class A-3 Notes:	$1,219,466.67
			per $1,000 original principal amount:	$4.48

			(iv) Class A-4 Notes:	$952,098.58
			per $1,000 original principal amount:	$4.49

			(v) Total:	$2,364,941.47

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:		$515,839,013.83

	(b)	Note Value at end of related Collection Period:		$519,115,072.98

	(c)	Pool Face Amount at the end of related Collection Period:		$595,648,038.63

(4)	After giving effect to distributions on this Payment Date:

		(a)	(i) outstanding principal amount of Class A-1 Notes:	$0.00
			(ii) A-1 Note Pool Factor:	0.0000000

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(b)	(i)	outstanding principal amount of Class A-2 Notes:	$23,104,824.68
(ii)	A-2 Note Pool Factor:	0.1878441

(c)	(i)	outstanding principal amount of Class A-3 Notes:	$272,000,000.00
(ii)	A-3 Note Pool Factor:	1.0000000

(d)	(i)	outstanding principal amount of Class A-4 Notes:	$211,970,000.00
(ii)	A-4 Note Pool Factor:	1.0000000

(e)	(i)	Certificate Balance:	$12,040,248.00
(ii)	Certificate Pool Factor:	1.0000000

(5)	Amount of Servicing Fee:	$446,155.01
per $1,000 original principal amount:	$0.56
(a)	Amount of Servicing Fee earned:	$446,155.01
(b)	Amount of Servicing Fee paid:	$446,155.01
(c)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:	$100.00

(7)	Aggregate Purchase Amounts for Collection Period:	$0.00

(8)	(i)	Amount in Reserve Account:	$12,037,654.00
(ii)	Specified Reserve Account Balance:	$12,037,654.00

(9)	(i)	Scheduled Payments of Receivables 60 days or more past due:	$1,431,833.00
(ii)	Scheduled Payments of Receivables 60 days or more past due as a percent of the Pool Balance:	0.28%

(10)	(i)	Face Amount of Receivables 60 days or more past due:	$15,458,460.00
(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Face Amount:	2.60%
(iii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:	3.00%
(iv)	Rolling three month 60 days or more past due as a % of Pool Balance (Average Delinquency Ratio):	2.65%

(11)	(i)	Aggregate amount of net losses for the collection period:	$387,304.17
(ii)	Cumulative amount of net losses:	$1,619,806.36
(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.20%

(12)	If the payment Date is in June 2008 or December 2008:
(i)	Average Delinquency Ratio Test is met:	NA
(ii)	Cumulative Net Loss Ratio Test is met:	NA
(iii)	Specified Reserve Reduction Trigger is met:	NA
(iv)	Reserve Account reduction as a result of Specified Reserve Reduction Trigger:	NA

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